Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

13                   Commitments and Contingencies

Lease Guarantees

Between 1991 and 1997, the Company sold or spun off a number of subsidiaries, including Bob’s Stores, Linens ‘n Things, Marshalls, Kay-Bee Toys, Wilsons, This End Up and Footstar. In many cases, when a former subsidiary leased a store, the Company provided a guarantee of the store’s lease obligations. When the subsidiaries were disposed of, the Company’s guarantees remained in place, although each initial purchaser has indemnified the Company for any lease obligations the Company was required to satisfy. If any of the purchasers or any of the former subsidiaries were to become insolvent and failed to make the required payments under a store lease, the Company could be required to satisfy these obligations.

As of December 31, 2011, the Company guaranteed approximately 75 such store leases (excluding the lease guarantees related to Linens ‘n Things, which are discussed in Note 3 previously in this document), with the maximum remaining lease term extending through 2022. Management believes the ultimate disposition of any of the remaining guarantees will not have a material adverse effect on the Company’s consolidated financial condition, results of operations or future cash flows.

Legal Matters

Caremark (the term “Caremark” being used herein to generally refer to any one or more pharmacy benefit management subsidiaries of the Company, as applicable) is a defendant in a qui tam lawsuit initially filed by a relator on behalf of various state and federal government agencies in Texas federal court in 1999. The case was unsealed in May 2005. The case seeks monetary damages and alleges that Caremark’s processing of Medicaid and certain other government claims on behalf of its clients (which allegedly resulted in underpayments from our clients to the applicable government agencies) on one of Caremark’s adjudication platforms violates applicable federal or state false claims acts and fraud statutes. The United States and the States of Texas, Tennessee, Florida, Arkansas, Louisiana and California intervened in the lawsuit, but Tennessee and Florida withdrew from the lawsuit in August 2006 and May 2007, respectively. Thereafter, in 2008, the Company prevailed on several motions for partial summary judgment and, following an appellate ruling from the Fifth Circuit Court of Appeals in 2011 which affirmed in part and reversed in part these prior rulings, the claims asserted in the case against Caremark have been substantially narrowed. In April 2009, the State of Texas filed a purported civil enforcement action against Caremark for injunctive relief, damages and civil penalties in Travis County, Texas alleging that Caremark violated the Texas Medicaid Fraud Prevention Act and other state laws based on our processing of Texas Medicaid claims on behalf of PBM clients. In September 2011, the Company prevailed on a motion for partial summary judgment against the State of Texas and narrowed the remaining claims in the lawsuit. The claims and issues raised in this lawsuit are related to the claims and issues pending in the federal qui tam lawsuit described above.

In December 2007, the Company received a document subpoena from the Office of Inspector General, United States Department of Health and Human Services (“OIG”), requesting information relating to the processing of Medicaid and other government agency claims on a different adjudication platform of Caremark. In October 2009 and October 2010, the Company received civil investigative demands from the Office of the Attorney General of the State of Texas requesting, respectively, information produced under this OIG subpoena, and other information related to the processing of Medicaid claims. These civil investigative demands state that the Office of the Attorney General of the State of Texas is investigating allegations currently pending under seal relating to two of Caremark’s adjudication platforms. The Company has been producing documents on a rolling basis in response to the requests for information contained in the OIG subpoena and in these civil investigative demands. The Company cannot predict with certainty the timing or outcome of any review of such information.

Caremark was named in a putative class action lawsuit filed in October 2003 in Alabama state court by John Lauriello, purportedly on behalf of participants in the 1999 settlement of various securities class action and derivative lawsuits against Caremark and others. Other defendants include insurance companies that provided coverage to Caremark with respect to the settled lawsuits. The Lauriello lawsuit seeks approximately $3.2 billion in compensatory damages plus other non-specified damages based on allegations that the amount of insurance coverage available for the settled lawsuits was misrepresented and suppressed. A similar lawsuit was filed in November 2003 by Frank McArthur, also in Alabama state court, naming as defendants Caremark, several insurance companies, attorneys and law firms involved in the 1999 settlement. This lawsuit was stayed as a later-filed class action, but McArthur was subsequently allowed to intervene in the Lauriello action. The attorneys and law firms named as defendants in McArthur’s intervention pleadings have been dismissed from the case, and discovery on class certification and adequacy issues is underway.

Various lawsuits have been filed alleging that Caremark has violated applicable antitrust laws in establishing and maintaining retail pharmacy networks for client health plans. In August 2003, Bellevue Drug Co., Robert Schreiber, Inc. d/b/a Burns Pharmacy and Rehn-Huerbinger Drug Co. d/b/a Parkway Drugs #4, together with Pharmacy Freedom Fund and the National Community Pharmacists Association filed a putative class action against Caremark in Pennsylvania federal court, seeking treble damages and injunctive relief. This case was initially sent to arbitration based on the contract terms between the pharmacies and Caremark. In October 2003, two independent pharmacies, North Jackson Pharmacy, Inc. and C&C, Inc. d/b/a Big C Discount Drugs, Inc. filed a putative class action complaint in Alabama federal court against Caremark and two PBM competitors, seeking treble damages and injunctive relief. The North Jackson Pharmacy case against two of the Caremark entities named as defendants was transferred to Illinois federal court, and the case against a separate Caremark entity was sent to arbitration based on contract terms between the pharmacies and Caremark. The Bellevue arbitration was then stayed by the parties pending developments in the North Jackson Pharmacy court case.

In August 2006, the Bellevue case and the North Jackson Pharmacy case were both transferred to Pennsylvania federal court by the Judicial Panel on Multidistrict Litigation for coordinated and consolidated proceedings with other cases before the panel, including cases against other PBMs. Caremark appealed the decision which vacated the order compelling arbitration and staying the proceedings in the Bellevue case and, following the appeal, the Court of Appeals reinstated the order compelling arbitration of the Bellevue case. Motions for class certification in the coordinated cases within the multidistrict litigation, including the North Jackson Pharmacy case, remain pending. The consolidated action is now known as the In Re Pharmacy Benefit Managers Antitrust Litigation.

In August 2009, the Company was notified by the Federal Trade Commission (“FTC”) that it was conducting a non-public investigation under the Federal Trade Commission Act into certain of the Company’s business practices. In March 2010, the Company learned that various State Attorneys General offices and certain other government agencies were conducting a multi-state investigation of the Company regarding issues similar to those being investigated by the FTC. At this time, 28 states, the District of Columbia, and the County of Los Angeles are known to be participating in this multi-state investigation. On January 3, 2012, the FTC accepted for public comment, subject to final approval, a consent order. The proposed consent order would prohibit the Company from misrepresenting the price or cost of Medicare Part D prescription drugs, or other prices of costs associated with Medicare Part D prescription drug plans. The proposed order would also require the Company to pay $5 million in consumer redress, to be distributed to impacted RxAmerica Medicare Part D beneficiaries. The proposed order contains no allegations of antitrust law violations or anti-competitive behavior related to the Company’s business practices or its products or service offerings. In addition, the Company has received a formal letter from the FTC closing all other aspects of the investigation. With respect to the multi-state investigation, the Company continues to cooperate in this investigation. The Company is not able to predict with certainty the timing or outcome of the multi-state investigation. However, it remains confident that its business practices and service offerings (which are designed to reduce health care costs and expand consumer choice) are being conducted in compliance with the antitrust laws.

In March 2009, the Company received a subpoena from the OIG requesting information concerning the Medicare Part D prescription drug plans of RxAmerica, the PBM subsidiary of Longs Drug Stores Corporation which was acquired by the Company in October 2008. The Company continues to respond to the request for information and has been producing responsive documents on a rolling basis. The Company cannot predict with certainty the timing or outcome of any review by the government of such information.

Since March 2009, the Company has been named in a series of putative collective and class action lawsuits filed in federal courts around the country, purportedly on behalf of current and former assistant store managers working in the Company’s stores at various locations outside California. The lawsuits allege that the Company failed to pay overtime to assistant store managers as required under the Fair Labor Standards Act (“FLSA”) and under certain state statutes. The lawsuits also seek other relief, including liquidated damages, punitive damages, attorneys’ fees, costs and injunctive relief arising out of the state and federal claims for overtime pay. The Company has aggressively challenged both the merits of the lawsuits and the allegation that the cases should be certified as class or collective actions. In light of the cost and uncertainty involved in this litigation, however, the Company has reached an agreement with plaintiffs’ counsel to settle the series of lawsuits. The court preliminarily approved the settlement in December 2011 and the Company anticipates that final court approval will be granted in the second quarter of 2012. The Company has established legal reserves related to these matters to cover fully the settlement payments.

In November 2009, a securities class action lawsuit was filed in the United States District Court for the District of Rhode Island purportedly on behalf of purchasers of CVS Caremark Corporation stock between May 5, 2009 and November 4, 2009. The lawsuit names the Company and certain officers as defendants and includes allegations of securities fraud relating to public disclosures made by the Company concerning the PBM business and allegations of insider trading. In addition, a shareholder derivative lawsuit was filed in December 2009 in the same court against the directors and certain officers of the Company. A derivative lawsuit is a lawsuit filed by a shareholder purporting to assert claims on behalf of a corporation against directors and officers of the corporation. This lawsuit includes allegations of, among other things, securities fraud, insider trading and breach of fiduciary duties and further alleges that the Company was damaged by the purchase of stock at allegedly inflated prices under its share repurchase program. In January 2011, both lawsuits were transferred to the United States District Court for the District of New Hampshire. The Company believes these lawsuits are without merit, and the Company plans to defend them vigorously. The Company received a subpoena dated February 28, 2011 from the SEC requesting, among other corporate records, information relating to public disclosures made by the Company in 2009 concerning its PBM and Medicare Part D businesses and information concerning ownership and transactions in the Company’s securities by certain officers of the Company. The Company received a related subpoena dated September 20, 2011 from the SEC seeking, among other things, additional information concerning securities transactions by certain employees of the Company and public disclosures made by the Company during 2009. The Company is cooperating with these requests for information and is providing documents and other information to the SEC as requested.

In March 2010, the Company received a subpoena from the OIG requesting information about programs under which the Company has offered customers remuneration conditioned upon the transfer of prescriptions for drugs or medications to our pharmacies in the form of gift cards, cash, non-prescription merchandise or discounts or coupons for non-prescription merchandise. The subpoena relates to an investigation of possible false or otherwise improper claims for payment under the Medicare and Medicaid programs. The Company continues to respond to this request for information and has been producing responsive documents on a rolling basis. We cannot predict with certainty the timing or outcome of any reviews by the government of such information.

In January 2012, the Company received a subpoena from OIG requesting information about its Health Savings Pass program, a prescription drug discount program for uninsured or under insured individuals, in connection with an investigation of possible false or otherwise improper claims for payment involving United States Department of Health and Human Services programs. In February 2012, the Company also received a civil investigative demand from the Office of the Attorney General of the State of Texas requesting a copy of information produced under this OIG subpoena and other information related to prescription drug claims submitted by our pharmacies to Texas Medicaid for reimbursement. The Company will respond to these requests for information and cooperate with each of these investigations. We cannot predict with certainty the timing or outcome of any review by the applicable government agency of the requested information.

In addition to the legal matters described above, the Company is also a party to other legal proceedings and inquiries arising in the normal course of its business, none of which is expected to be material to the Company. The Company can give no assurance, however, that its business, financial condition and results of operations will not be materially adversely affected, or that the Company will not be required to materially change our business practices, based on: (i) future enactment of new health care or other laws or regulations; (ii) the interpretation or application of existing laws or regulations, as they may relate to our business, the pharmacy services, retail pharmacy or retail clinic industry or to the health care industry generally; (iii) pending or future federal or state governmental investigations of our business or the pharmacy services, retail pharmacy or retail clinic industry or of the health care industry generally; (iv) institution of government enforcement actions against us; (v) adverse developments in any pending qui tam lawsuit against us, whether sealed or unsealed, or in any future qui tam lawsuit that may be filed against us; or (vi) adverse developments in other pending or future legal proceedings against us or affecting the pharmacy services, retail pharmacy or retail clinic industry or the health care industry generally.